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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-05216
-----------------------------------------------------------------

                           Elfun International Equity Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN INTERNATIONAL EQUITY

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS)  -  SEPTEMBER 30, 2006
(UNAUDITED)

                                                                NUMBER OF SHARES                             VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.6%
------------------------------------------------------------------------------------------------------------------------------------

ARGENTINA - 0.6%
Tenaris S.A. ADR                                                          59,815                          $  2,116

BRAZIL - 1.9%
Cia Vale do Rio Doce ADR                                                 121,807                             2,626
Petroleo Brasileiro S.A. ADR                                              54,379                             4,070
                                                                                                             6,696

CANADA - 2.8%
Canadian National Railway Co.                                             80,331                             3,366 (f)
EnCana Corp.                                                              19,607                               914 (f)
Nortel Networks Corp.                                                    186,858                               427 (a)
Potash Corp of Saskatchewan                                               46,707                             4,857
                                                                                                             9,564

CHINA - 0.7%
China Petroleum & Chemical Corp.                                       3,904,000                             2,415 (f)

DENMARK - 0.5%
Group 4 Securicor PLC                                                    506,880                             1,601

EGYPT - 0.6%
Orascom Construction Industries                                           45,815                             2,004

FINLAND - 1.8%
Nokia OYJ                                                                311,543                             6,180

FRANCE - 9.6%
Accor S.A.                                                                 5,409                               368 (f)
AXA S.A.                                                                  93,433                             3,442 (f)
BNP Paribas                                                               73,722                             7,924 (f)
Carrefour S.A.                                                            17,815                             1,124 (f)
Credit Agricole S.A.                                                      90,925                             3,990 (f)
France Telecom S.A.                                                       13,815                               317
Lagardere SCA (Regd.)                                                      8,194                               591 (f)
LVMH Moet Hennessy Louis Vuitton S.A.                                     30,001                             3,088
Renault S.A.                                                               5,873                               673 (f)
Sanofi-Aventis                                                            19,960                             1,775 (f)
Total S.A.                                                                80,132                             5,253 (f)
Veolia Environnement                                                      81,770                             4,932 (f)
                                                                                                            33,477

GERMANY - 6.3%
Allianz AG (Regd.)                                                        17,705                             3,061 (a,f)
BASF AG                                                                   25,738                             2,059
Bayer AG                                                                  52,761                             2,687
E.ON AG                                                                   48,871                             5,787 (f)
Linde AG                                                                  39,677                             3,734
Siemens AG (Regd.)                                                        54,523                             4,752
                                                                                                            22,080

GREECE - 0.1%
Hellenic Telecommunications Organization                                   6,981                               171
S.A.

HONG KONG - 1.5%
Hongkong Land Holdings Ltd.                                              390,997                             1,517
Jardine Matheson Holdings Ltd.                                            76,208                             1,395
Sun Hung Kai Properties Ltd.                                             223,550                             2,437
                                                                                                             5,349

INDIA - 1.3%
ICICI Bank Ltd. ADR                                                       98,623                             3,029 (f)
Reliance Capital Ltd.                                                    148,554                                92
Reliance Communication Ltd.                                              148,554                             1,122
Reliance Energy Ltd.                                                     148,554                                72
Reliance Petroleum Ltd.                                                  148,554                               117
                                                                                                             4,432

ITALY - 5.3%
Banca Intesa S.p.A.                                                      553,857                             3,641 (f)
ENI S.p.A.                                                                54,272                             1,607 (f)
Saipem S.p.A.                                                            287,936                             6,252
UniCredito Italiano S.p.A.                                               824,015                             6,832
                                                                                                            18,332

JAPAN - 20.8%
Asahi Glass Company Ltd.                                                 248,014                             3,061 (f)
Bank of Yokohama Ltd.                                                    293,026                             2,308
Chiyoda Corp.                                                            169,160                             3,310 (f)
East Japan Railway Co.                                                       541                             3,785 (f)
Hoya Corp.                                                               113,700                             4,285 (f)
Komatsu Ltd.                                                             160,150                             2,767 (f)
Kubota Corp.                                                             136,000                             1,117 (f)
Marui Company Ltd.                                                        34,000                               498 (f)
Mitsubishi Estate Company Ltd.                                           257,946                             5,637
Mitsubishi Heavy Industries Ltd.                                         140,000                               580 (f)
Mitsubishi UFJ Financial Group, Inc.                                         534                             6,875
Mitsui Sumitomo Insurance Company Ltd.                                   309,000                             3,866
Nidec Corp.                                                               66,851                             5,045 (f)
Nomura Holdings, Inc.                                                    411,396                             7,248 (f)
Sekisui Chemical Company Ltd.                                            353,988                             2,986 (f)
Seven & I Holdings Company Ltd.                                           97,500                             3,138
Shiseido Company Ltd.                                                    165,000                             3,298 (f)
SMC Corp.                                                                 15,359                             2,033
Toray Industries Inc.                                                    628,997                             4,736 (f)
Toyota Motor Corp.                                                       108,487                             5,899 (f)
                                                                                                            72,472

MALAYSIA - 0.3%
Malaysia International Shipping Corp. BHD                                512,318                             1,195 (a)

MEXICO - 1.1%
America Movil S.A. de C.V. ADR (Series L)                                 96,662                             3,806

NETHERLANDS - 3.0%
ING Groep N.V.                                                            93,687                             4,117
Koninklijke Philips Electronics N.V.                                     183,385                             6,428
                                                                                                            10,545

NORWAY - 2.9%
Acergy S.A.                                                              292,222                             4,998 (a)
Orkla ASA                                                                 18,505                               881
Telenor ASA                                                              332,257                             4,338
                                                                                                            10,217

RUSSIA - 0.2%
LUKOIL ADR                                                                 9,125                               695 (b)
LUKOIL ADR                                                                 1,527                               115
                                                                                                               810

SINGAPORE - 2.2%
CapitaLand Ltd.                                                        1,112,000                             3,540
Singapore Telecommunications Ltd.                                      2,653,370                             4,081
                                                                                                             7,621

SOUTH AFRICA - 2.5%
MTN Group, Ltd.                                                           65,960                               535
Kookmin Bank                                                              52,583                             4,144
Samsung Electronics Company Ltd.                                           5,450                             3,823
                                                                                                             8,502

SPAIN - 1.4%
Banco Santander Central Hispano S.A.                                     318,203                             5,026 (f)
(Regd.)

SWEDEN - 2.0%
Sandvik AB                                                               382,842                             4,388 (f)
Telefonaktiebolaget LM Ericsson (Series B)                               734,052                             2,544

                                                                                                             6,932

SWITZERLAND - 10.9%
ABB Ltd. (Regd.)                                                         332,069                             4,356
Adecco S.A. (Regd.)                                                       30,095                             1,811
Credit Suisse Group, (Regd.)                                              89,735                             5,177 (e)
Holcim Ltd. (Regd.)                                                       25,474                             2,076
Nestle S.A. (Regd.)                                                       20,789                             7,228 (e)
Novartis AG (Regd.)                                                      110,326                             6,423
Roche Holding AG                                                          46,893                             8,085
Swiss Reinsurance                                                         34,315                             2,619
                                                                                                            37,775

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing                                     1,945,663                             3,509
Company Ltd.

UNITED KINGDOM - 14.3%
BG Group, PLC                                                            203,004                             2,461 (a)
BHP Billiton PLC                                                         483,769                             8,332 (e)
Brambles Industries PLC                                                  107,260                               960
Diageo PLC                                                               230,269                             4,058
GlaxoSmithKline PLC                                                      204,007                             5,419 (e)
Group 4 Securicor PLC                                                    493,489                             1,558
Lloyds TSB Group, PLC                                                    319,509                             3,220
National Grid PLC                                                         22,169                               276
Prudential PLC                                                           321,825                             3,989
Reed Elsevier PLC                                                        212,812                             2,355
Rio Tinto PLC (Regd.)                                                     82,445                             3,892
Royal Bank of Scotland Group, PLC                                        166,823                             5,731
Smiths Group, PLC                                                        147,248                             2,466
Tesco PLC                                                                548,567                             3,689
Vodafone Group, PLC                                                      617,836                             1,411
                                                                                                            49,817

TOTAL COMMON STOCK                                                                                         332,644
(COST $244,707)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.9%
------------------------------------------------------------------------------------------------------------------------------------

Cia Vale do Rio Doce ADR                                                 162,729                             3,012
(COST $3,140)


TOTAL INVESTMENTS IN SECURITIES                                                                            335,656
(COST $247,847)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 25.3%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.9%
GEI Short Term Investment Fund
5.49%                                                                 10,029,374                            10,029 (c,g)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 22.4%
State Street Navigator Securities
Lending Prime Portfolio
5.33%                                                                 78,195,805                            78,196 (c,d)

TOTAL SHORT-TERM INVESTMENTS                                                                                88,225
(COST $88,224)

TOTAL INVESTMENTS                                                                                          423,881
(COST $336,071)

LIABILITIES IN EXCESS OF OTHER ASSETS,                                                                     (75,699)
NET - (21.8)%

                                                                                                        ----------
NET ASSETS  - 100.0%                                                                                    $  348,182
                                                                                                        ==========


------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The Elfun International Equity had the following long futures contracts open at September 30, 2006 (unaudited):


                                                                                     CURRENT
                                                                       NUMBER OF    NOTIONAL            UNREALIZED
DESCRIPTION                               EXPIRATION DATE              CONTRACTS       VALUE          APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
DJ Euro Stoxx Index Futures               December  2006                      60      $2,974                   $70
FTSE 100 Index Futures                    December  2006                      13       1,454                    17
Topix Index Futures                       December  2006                      12       1,641                   (6)
                                                                                                               ---
                                                                                                               $81
                                                                                                               ===

The Elfun International Equity was invested in the following sectors at September 30, 2006 (unaudited):

                                                                                                 PERCENTAGE (BASED
SECTOR                                                                                            ON MARKET VALUE)
------------------------------------------------------------------------------------------------------------------------------------
Financials                                                                                                  23.79%
Short-Term                                                                                                  20.82%
Industrials                                                                                                 10.85%
Materials                                                                                                    8.97%
Energy                                                                                                       7.33%
Information Technology                                                                                       6.09%
Consumer Discretionary                                                                                       5.40%
Consumer Staples                                                                                             5.32%
Healthcare                                                                                                   5.12%
Telecommunication Services                                                                                   3.72%
Utilities                                                                                                    2.59%
                                                                                                           -------
                                                                                                           100.00%
                                                                                                           =======





NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2006 (unaudited)


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $695; $3,874; $12,420; and $32,522; or 0.20%, 1.42%, 0.70% and 8.81% of net
     assets for the Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)  Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) At September 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(f)  All or a portion of the security is out on loan.

(g) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

+    Percentages are based on net assets as of September 30, 2006.



Abbreviations:

ADR         American Depositary Receipt

REGD.       Registered


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund

By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/RONALD R. PRESSMAN
	Ronald R. Pressman
	Trustee, President and Chief Executive Officer
	GE Asset Management Incorporated

Date:  November 29, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  November 29, 2006